Derivative financial instruments and hedging activities - Summary of Cash flow and Net Investment Hedges - Assets and Liabilities Designated as Hedged Items (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Cash flow hedges [member] | Interest rate risk [member] | Variable rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet item(s)	Investment securities; Loans - Retail
Changes in fair values used for calculating hedge ineffectiveness	$ 308
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(187)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (171)
Cash flow hedges [member] | Interest rate risk [member] | Variable rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet item(s)	Deposits - Business and government;Subordinated debentures
Changes in fair values used for calculating hedge ineffectiveness	$ (769)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	706
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ 477
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet item(s)	Loans - Retail
Changes in fair values used for calculating hedge ineffectiveness	$ 19
Cash flow hedge /foreign currency translation reserve, Continuing hedges	$ (4)
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet item(s)	Deposits - Business and government
Changes in fair values used for calculating hedge ineffectiveness	$ 60
Cash flow hedge /foreign currency translation reserve, Continuing hedges	95
Net investment hedges [member] | Foreign exchange risk [member] | Foreign subsidiary [member]
Disclosure of detailed information about hedged items [line items]
Changes in fair values used for calculating hedge ineffectiveness	315
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(5,365)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (923)